Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss)	$ (18,455)	$ 88,257	$ 152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	87,622	85,265	86,559
Equity earnings from associate and joint venture	(671)	(1,995)	(1,692)
Deferred income taxes (Note 20)	43,422	14,174	31,476
Share-based compensation expense (Note 24)	12,937	1,816	7,749
Gain on disposal of property, plant and equipment (Note 9)	(135)	(45)	(302)
Adjustments to reconcile profit (loss) other than changes in working capital	124,720	187,472	275,918
Net change in non-cash working capital and other (Note 30)	100,435	32,776	(221,749)
Cash provided by operating activities	225,155	220,248	54,169
Additions to:
Property, plant and equipment (Note 9)	(5,154)	(9,874)	(46,322)
Rental equipment (Note 9)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	220	115	9,205
Rental equipment (Note 9)	3,692	3,121	4,454
Change in other assets	(10,101)	(7,242)	26,911
Cash used in investing activities	(63,530)	(137,759)	(222,820)
Financing Activities
Repayment of long-term debt (Note 30)	(59,476)	(41,697)	(15,748)
Lease liability principal repayment (Note 19)	(14,215)	(12,770)	(12,551)
Lease interest (Note 19)	(3,029)	(3,371)	(2,586)
Dividends	(7,171)	(24,212)	(37,548)
Stock option exercises			7,453
Cash used in financing activities	(83,891)	(82,050)	(60,980)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(652)	(1,018)	(978)
Increase (decrease) in cash and cash equivalents	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	95,676	96,255	326,864
Cash and cash equivalents, end of period	$ 172,758	$ 95,676	$ 96,255